WARRANTY LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Guarantees and Product Warranties [Abstract]
SCHEDULE OF WARRANTY LIABILITY

The following table summarizes the activity in the Company’s warranty liabilities for the six months ended June 30, 2026 and 2025:

	Six months ended June 30,
	2026	2025

Balance at the beginning of the period	$36,833	$83,284
Provision for warranties, net	2,169	18,645
Warranty costs incurred	(159)	(342)
Balance at the end of the period	$38,843	$101,587
Including:
Current portion	$32,004	$82,030
Non-current portion	$6,839	$19,557

	December 31,
	2025	2024

Balance at the beginning of the year	$83,284	$82,353
Provision (reversal) for warranties, net	(45,993)	40,724
Warrant costs incurred	(458)	(39,793)
Balance at the end of the year	$36,833	$83,284
Including:
Current portion	$30,023	$69,010
Non-current portion	$6,810	$14,274